JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 97.5%
Aerospace & Defense — 0.6%
AAR Corp.	40		743
Aerojet Rocketdyne Holdings, Inc. *	4		176
Moog, Inc., Class A	4		264
Park Aerospace Corp.	8		90
Vectrus, Inc. *	18		673

			1,946

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc. *	1		73
Echo Global Logistics, Inc. *	9		227
Hub Group, Inc., Class A *	52		2,625

			2,925

Airlines — 0.0% (a)
Hawaiian Holdings, Inc.	4		45

Auto Components — 1.1%
Adient plc *	36		627
American Axle & Manufacturing Holdings, Inc. *	111		638
Cooper Tire & Rubber Co.	25		780
Dana, Inc.	95		1,173
Goodyear Tire & Rubber Co. (The)	33		256
Modine Manufacturing Co. *	6		40

			3,514

Automobiles — 0.1%
Winnebago Industries, Inc.	7		362

Banks — 6.4%
Ameris Bancorp	13		304
Associated Banc-Corp. (b)	21		259
Bancorp, Inc. (The) *	58		502
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	56		1,258
Bar Harbor Bankshares (b)	9		181
Business First Bancshares, Inc.	12		176
California Bancorp, Inc. *	4		42
Capital Bancorp, Inc. *	4		42
Capstar Financial Holdings, Inc.	10		96
Cathay General Bancorp	10		211
CB Financial Services, Inc.	2		42
Central Valley Community Bancorp	4		48
Citizens Holding Co.	—	(c)	—	(c)
Community Trust Bancorp, Inc.	2		51
ConnectOne Bancorp, Inc.	94		1,323
Customers Bancorp, Inc. *	43		484
Enterprise Financial Services Corp.	2		51
Financial Institutions, Inc.	22		339
First BanCorp (Puerto Rico)	216		1,126
First Bank	5		33
First Business Financial Services, Inc.	6		79
First Choice Bancorp	2		24
First Community Bankshares, Inc.	4		75
First Hawaiian, Inc.	10		145
First Horizon National Corp.	55		516
First Internet Bancorp	7		102
Great Southern Bancorp, Inc.	8		293
Hancock Whitney Corp.	29		547
Hanmi Financial Corp.	41		336
Hilltop Holdings, Inc.	33		677
Investar Holding Corp.	11		138
Investors Bancorp, Inc.	262		1,904
Macatawa Bank Corp.	11		72
Meridian Corp.	4		56
Metropolitan Bank Holding Corp. *	5		126
Mid Penn Bancorp, Inc.	4		66
Northeast Bank	5		89
OceanFirst Financial Corp.	100		1,369
PacWest Bancorp	30		505
Popular, Inc. (Puerto Rico)	37		1,350
RBB Bancorp	6		65
Select Bancorp, Inc. *	44		318
Shore Bancshares, Inc.	7		82
Sierra Bancorp	4		60
Signature Bank	13		1,058
Sterling Bancorp	31		324
Synovus Financial Corp.	27		578
Umpqua Holdings Corp.	95		1,012
United Community Banks, Inc.	21		363
Wintrust Financial Corp.	10		387
Zions Bancorp NA	50		1,470

			20,754

Beverages — 0.1%
Coca-Cola Consolidated, Inc.	1		217

Biotechnology — 8.1%
Aduro Biotech, Inc. *	213		517
Akebia Therapeutics, Inc. * (b)	39		99
Alector, Inc. * (b)	33		348
Allogene Therapeutics, Inc. * (b)	32		1,203
Amicus Therapeutics, Inc. *	67		940
AnaptysBio, Inc. *	57		836
Arrowhead Pharmaceuticals, Inc. *	35		1,507
Assembly Biosciences, Inc. *	30		496
Atara Biotherapeutics, Inc. *	6		77
Bluebird Bio, Inc. *	5		260
Blueprint Medicines Corp. *	14		1,307
Bridgebio Pharma, Inc. * (b)	17		628
Catalyst Pharmaceuticals, Inc. * (b)	139		414
Coherus Biosciences, Inc. * (b)	43		786
Concert Pharmaceuticals, Inc. *	22		215
Dicerna Pharmaceuticals, Inc. *	50		894
Esperion Therapeutics, Inc. * (b)	16		611
FibroGen, Inc. *	14		582
Gritstone Oncology, Inc. * (b)	9		25
Heron Therapeutics, Inc. * (b)	71		1,045
Homology Medicines, Inc. *	26		274
Immunomedics, Inc. *	40		3,402
Insmed, Inc. *	30		967
Jounce Therapeutics, Inc. *	27		220
Kura Oncology, Inc. *	4		127
MeiraGTx Holdings plc * (b)	23		305
Mustang Bio, Inc. *	401		1,263
Radius Health, Inc. *	4		40
REVOLUTION Medicines, Inc. *	10		358
Rhythm Pharmaceuticals, Inc. * (b)	17		368
Sage Therapeutics, Inc. *	14		862
Sarepta Therapeutics, Inc. *	6		885
Sutro Biopharma, Inc. * (b)	8		79

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Syros Pharmaceuticals, Inc. * (b)	163	1,439
TCR2 Therapeutics, Inc. * (b)	16	326
Translate Bio, Inc. *	64	864
Viela Bio, Inc. * (b)	20	570
Vir Biotechnology, Inc. * (b)	22	759
Xencor, Inc. *	13	495
Y-mAbs Therapeutics, Inc. *	2	89

		26,482

Building Products — 1.3%
Builders FirstSource, Inc. *	30	970
Caesarstone Ltd.	39	381
Cornerstone Building Brands, Inc. *	29	233
Gibraltar Industries, Inc. *	6	371
JELD-WEN Holding, Inc. *	10	228
Masonite International Corp. *	8	748
PGT Innovations, Inc. *	9	154
Quanex Building Products Corp.	30	544
UFP Industries, Inc.	13	753

		4,382

Capital Markets — 1.8%
Blucora, Inc. *	50	468
Cowen, Inc., Class A (b)	68	1,098
Federated Hermes, Inc., Class B	60	1,294
Focus Financial Partners, Inc., Class A *	21	685
Houlihan Lokey, Inc.	7	429
Piper Sandler Cos.	6	409
Stifel Financial Corp.	16	814
Virtus Investment Partners, Inc.	6	804

		6,001

Chemicals — 1.5%
Avient Corp.	47	1,230
FutureFuel Corp.	22	249
Koppers Holdings, Inc. *	46	970
Kraton Corp. *	16	288
Minerals Technologies, Inc.	9	455
Orion Engineered Carbons SA (Germany)	44	554
PQ Group Holdings, Inc. *	6	60
Trinseo SA	19	494
Tronox Holdings plc, Class A	101	792

		5,092

Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	29	1,062
ACCO Brands Corp.	157	912
Brink’s Co. (The)	12	473
Herman Miller, Inc.	20	591
HNI Corp.	15	474
KAR Auction Services, Inc.	20	281
Kimball International, Inc., Class B	59	620
Knoll, Inc.	72	868
Quad/Graphics, Inc.	78	238
Steelcase, Inc., Class A	71	716

		6,235

Communications Equipment — 1.0%
Cambium Networks Corp. *	80	1,344
Ciena Corp. *	7	286
Extreme Networks, Inc. *	175	701
PCTEL, Inc. *	45	256
Plantronics, Inc. (b)	55	648

		3,235

Construction & Engineering — 2.8%
Argan, Inc.	67	2,796
Comfort Systems USA, Inc.	16	846
EMCOR Group, Inc.	19	1,274
Great Lakes Dredge & Dock Corp. *	94	891
MasTec, Inc. * (b)	35	1,457
Primoris Services Corp.	43	779
Sterling Construction Co., Inc. *	59	830
Tutor Perini Corp. *	39	437

		9,310

Construction Materials — 0.2%
US Concrete, Inc.*	22	630

Consumer Finance — 0.4%
Enova International, Inc.*	14	231
Nelnet, Inc., Class A	15	904
Oportun Financial Corp.*	22	257

		1,392

Containers & Packaging — 0.2%
Myers Industries, Inc.	15	194
O-I Glass, Inc.	28	293
Pactiv Evergreen, Inc. *	7	89

		576

Distributors — 0.4%
Core-Mark Holding Co., Inc.	45	1,299

Diversified Consumer Services — 0.4%
American Public Education, Inc. *	10	268
Houghton Mifflin Harcourt Co. *	307	532
Strategic Education, Inc.	3	247
WW International, Inc.*	20	383

		1,430

Diversified Telecommunication Services — 1.2%
ATN International, Inc.	4	186
Cogent Communications Holdings, Inc.	22	1,345
IDT Corp., Class B *	150	984
Liberty Latin America Ltd., Class A (Chile) *	65	539
Liberty Latin America Ltd., Class C (Chile) * (b)	59	481
Ooma, Inc. * (b)	37	483

		4,018

Electric Utilities — 0.7%
Genie Energy Ltd., Class B	9	68
IDACORP, Inc.	7	531
Portland General Electric Co.	28	977
Spark Energy, Inc., Class A (b)	103	854

		2,430

Electrical Equipment — 0.5%
Atkore International Group, Inc. *	66	1,492
Powell Industries, Inc.	6	152

		1,644

Electronic Equipment, Instruments & Components — 2.5%
Benchmark Electronics, Inc.	51	1,033
Fabrinet (Thailand) *	10	613
Itron, Inc. * (b)	5	304

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Kimball Electronics, Inc. *	8	89
Methode Electronics, Inc.	48	1,358
Sanmina Corp. *	99	2,668
ScanSource, Inc.*	30	595
Vishay Intertechnology, Inc.	51	787
Vishay Precision Group, Inc. *	35	889

		8,336

Energy Equipment & Services — 0.3%
NexTier Oilfield Solutions, Inc. *	73	136
Select Energy Services, Inc., Class A *	140	536
Solaris Oilfield Infrastructure, Inc., Class A (b)	60	379

		1,051

Entertainment — 0.2%
Cinemark Holdings, Inc. (b)	65	654

Equity Real Estate Investment Trusts (REITs) — 6.1%
Acadia Realty Trust (b)	9	93
Alexander & Baldwin, Inc.	25	276
Alexander’s, Inc.	1	270
American Assets Trust, Inc.	8	181
American Finance Trust, Inc.	43	270
Armada Hoffler Properties, Inc.	83	769
Broadstone Net Lease, Inc., Class A (b)	38	629
BRT Apartments Corp.	6	71
CareTrust REIT, Inc.	7	128
CatchMark Timber Trust, Inc., Class A	54	478
Chatham Lodging Trust	11	83
City Office REIT, Inc.	87	656
Columbia Property Trust, Inc.	19	211
Community Healthcare Trust, Inc.	2	79
CorePoint Lodging, Inc.	7	40
Cousins Properties, Inc.	22	628
DiamondRock Hospitality Co.	88	445
EastGroup Properties, Inc.	2	233
Essential Properties Realty Trust, Inc.	7	128
First Industrial Realty Trust, Inc.	36	1,426
Getty Realty Corp.	4	114
Gladstone Commercial Corp.	47	792
Global Medical REIT, Inc.	5	70
Global Net Lease, Inc.	89	1,410
Healthcare Realty Trust, Inc.	29	858
Highwoods Properties, Inc.	3	112
Hudson Pacific Properties, Inc.	13	280
Investors Real Estate Trust	1	65
Kite Realty Group Trust	8	95
Monmouth Real Estate Investment Corp. (b)	37	508
New Senior Investment Group, Inc.	58	232
One Liberty Properties, Inc.	2	36
Physicians Realty Trust	33	587
Plymouth Industrial REIT, Inc.	23	278
PotlatchDeltic Corp.	23	973
QTS Realty Trust, Inc., Class A (b)	6	397
Retail Properties of America, Inc., Class A (b)	109	633
Retail Value, Inc.	13	168
Sabra Health Care REIT, Inc.	35	487
SITE Centers Corp. (b)	4	30
STAG Industrial, Inc.	80	2,431
Sunstone Hotel Investors, Inc.	119	948
Urban Edge Properties	31	305
Xenia Hotels & Resorts, Inc.	105	925

		19,828

Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings, Inc. *	20	819
Performance Food Group Co. *	46	1,575
PriceSmart, Inc.	12	784
Rite Aid Corp. * (b)	34	321

		3,499

Food Products — 0.6%
B&G Foods, Inc. (b)	22	611
Sanderson Farms, Inc.	7	855
Seneca Foods Corp., Class A *	8	268
TreeHouse Foods, Inc. *	3	124

		1,858

Gas Utilities — 0.8%
Chesapeake Utilities Corp.	7	590
New Jersey Resources Corp.	14	380
Southwest Gas Holdings, Inc.	15	962
Spire, Inc.	12	628

		2,560

Health Care Equipment & Supplies — 3.0%
Accuray, Inc. *	219	524
Alphatec Holdings, Inc. *	88	581
Apyx Medical Corp. *	90	423
Avanos Medical, Inc. *	10	326
Axogen, Inc. *	27	317
CONMED Corp.	1	100
Cutera, Inc. *	47	899
Inogen, Inc. *	12	334
Integer Holdings Corp. *	5	307
Invacare Corp.	100	750
Natus Medical, Inc. *	26	440
NuVasive, Inc. *	14	670
OraSure Technologies, Inc. *	21	257
Orthofix Medical, Inc. *	55	1,726
Outset Medical, Inc. * (b)	7	325
SI-BONE, Inc. *	42	988
Sientra, Inc. * (b)	61	208
Utah Medical Products, Inc.	5	391
ViewRay, Inc. * (b)	138	481

		10,047

Health Care Providers & Services — 5.7%
American Renal Associates Holdings, Inc. * (b)	63	432
AMN Healthcare Services, Inc. *	21	1,210
Apollo Medical Holdings, Inc. *	26	459
Cross Country Healthcare, Inc. *	105	680
Hanger, Inc. *	31	489
LHC Group, Inc. *	3	723
Magellan Health, Inc. *	43	3,220
MEDNAX, Inc. * (b)	83	1,348
National HealthCare Corp.	16	972
Owens & Minor, Inc.	134	3,375
Providence Service Corp. (The) *	17	1,542
Select Medical Holdings Corp. *	80	1,672
Surgery Partners, Inc. *	37	815
Tenet Healthcare Corp. *	75	1,834

		18,771

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Health Care Technology — 0.3%
NextGen Healthcare, Inc. *	49	620
Omnicell, Inc. *	5	336

		956

Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands, Inc. (b)	59	898
Boyd Gaming Corp.	10	319
Brinker International, Inc. (b)	29	1,230
Dine Brands Global, Inc.	13	726
International Game Technology plc	63	700
Penn National Gaming, Inc. * (b)	18	1,292

		5,165

Household Durables — 3.4%
Cavco Industries, Inc. *	2	343
Helen of Troy Ltd. *	6	1,139
Hooker Furniture Corp.	6	163
KB Home	38	1,477
Lifetime Brands, Inc.	47	449
Meritage Homes Corp. *	28	3,046
Sonos, Inc. *	155	2,354
Taylor Morrison Home Corp. *	49	1,214
Universal Electronics, Inc. *	24	902

		11,087

Household Products — 0.5%
Central Garden & Pet Co. *	9	347
Central Garden & Pet Co., Class A *	39	1,423

		1,770

Independent Power and Renewable Electricity Producers — 0.9%
Atlantic Power Corp. *	56	109
Clearway Energy, Inc.	55	1,347
Clearway Energy, Inc., Class C	49	1,316
Vistra Corp.	12	218

		2,990

Insurance — 1.3%
Ambac Financial Group, Inc. *	18	223
American Equity Investment Life Holding Co.	22	477
Argo Group International Holdings Ltd.	6	200
CNO Financial Group, Inc. (b)	44	704
FedNat Holding Co.	39	244
Heritage Insurance Holdings, Inc.	5	53
James River Group Holdings Ltd. (b)	15	672
National General Holdings Corp.	16	545
ProSight Global, Inc. *	24	274
Selective Insurance Group, Inc.	4	200
Stewart Information Services Corp.	15	656
Third Point Reinsurance Ltd. (Bermuda) *	11	79
United Insurance Holdings Corp.	7	41
Watford Holdings Ltd. (Bermuda) * (b)	3	76

		4,444

Interactive Media & Services — 0.6%
Cars.com, Inc. *	108	874
Liberty TripAdvisor Holdings, Inc., Class A *	323	558
Yelp, Inc. *	22	432

		1,864

Internet & Direct Marketing Retail — 0.3%
Groupon, Inc. * (b)	20	415
Overstock.com, Inc. * (b)	8	603

		1,018

IT Services — 2.7%
Evo Payments, Inc., Class A *	44	1,096
KBR, Inc.	79	1,767
NIC, Inc.	31	609
Perspecta, Inc.	38	729
Science Applications International Corp.	16	1,278
StarTek, Inc. *	190	996
TTEC Holdings, Inc. (b)	46	2,532

		9,007

Leisure Products — 0.0% (a)
Acushnet Holdings Corp.	1	34

Life Sciences Tools & Services — 0.9%
Adaptive Biotechnologies Corp. *	12	564
Berkeley Lights, Inc. *	14	1,092
Personalis, Inc. *	62	1,344

		3,000

Machinery — 1.0%
Columbus McKinnon Corp.	23	767
Gencor Industries, Inc. *	7	74
Meritor, Inc. *	33	682
Mueller Industries, Inc.	9	254
Park-Ohio Holdings Corp.	5	76
Terex Corp.	82	1,589

		3,442

Marine — 0.2%
Costamare, Inc. (Monaco)	108	654

Media — 1.4%
AMC Networks, Inc., Class A * (b)	20	487
EW Scripps Co. (The), Class A	59	673
Fluent, Inc. *	85	211
Gray Television, Inc. *	46	634
Meredith Corp.	89	1,171
Nexstar Media Group, Inc., Class A (b)	10	894
Sinclair Broadcast Group, Inc., Class A (b)	35	673

		4,743

Metals & Mining — 1.1%
Commercial Metals Co.	109	2,187
Kaiser Aluminum Corp.	3	134
SunCoke Energy, Inc.	68	231
Warrior Met Coal, Inc.	43	743
Worthington Industries, Inc.	11	432

		3,727

Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Apollo Commercial Real Estate Finance, Inc. (b)	49	442
Ares Commercial Real Estate Corp.	21	193
Colony Credit Real Estate, Inc.	13	65
Dynex Capital, Inc. (b)	11	163
Ellington Financial, Inc.	2	29

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Great Ajax Corp.	3	27
KKR Real Estate Finance Trust, Inc.	6	91
Ladder Capital Corp.	81	575
PennyMac Mortgage Investment Trust	72	1,159
Redwood Trust, Inc. (b)	111	835
TPG RE Finance Trust, Inc. (b)	11	90
Two Harbors Investment Corp. (b)	17	84

		3,753

Multiline Retail — 0.4%
Big Lots, Inc.	17	776
Dillard’s, Inc., Class A (b)	8	285
Macy’s, Inc. (b)	41	235

		1,296

Multi-Utilities — 0.2%
Black Hills Corp.	9	507

Oil, Gas & Consumable Fuels — 1.9%
Arch Resources, Inc.	15	631
Berry Corp.	95	301
Bonanza Creek Energy, Inc. *	10	180
CNX Resources Corp. *	28	261
CVR Energy, Inc.	25	305
Dorian LPG Ltd. *	47	380
Falcon Minerals Corp.	38	93
Green Plains, Inc. *	5	76
Magnolia Oil & Gas Corp., Class A * (b)	26	133
Par Pacific Holdings, Inc. *	36	244
PDC Energy, Inc. *	28	342
Renewable Energy Group, Inc. * (b)	62	3,295
REX American Resources Corp. *	2	142

		6,383

Paper & Forest Products — 1.6%
Boise Cascade Co.	39	1,541
Clearwater Paper Corp. *	3	106
Louisiana-Pacific Corp.	50	1,476
PH Glatfelter Co.	8	106
Schweitzer-Mauduit International, Inc.	62	1,888
Verso Corp., Class A	25	201

		5,318

Personal Products — 0.3%
Edgewell Personal Care Co. *	34	934

Pharmaceuticals — 3.0%
AMAG Pharmaceuticals, Inc. * (b)	8	75
Arvinas, Inc. *	1	22
Cara Therapeutics, Inc. * (b)	19	246
Endo International plc *	326	1,075
Horizon Therapeutics plc *	44	3,437
Intersect ENT, Inc. *	63	1,028
Lannett Co., Inc. * (b)	202	1,237
NGM Biopharmaceuticals, Inc. * (b)	44	700
Phibro Animal Health Corp., Class A	12	202
Revance Therapeutics, Inc. *	6	145
TherapeuticsMD, Inc. * (b)	112	177
VYNE Therapeutics, Inc. * (b)	60	99
WaVe Life Sciences Ltd. * (b)	109	922
Zogenix, Inc. *	27	481
Zynerba Pharmaceuticals, Inc. *	48	158

		10,004

Professional Services — 2.4%
ASGN, Inc. *	3	159
Barrett Business Services, Inc.	31	1,617
CBIZ, Inc. *	40	903
Heidrick & Struggles International, Inc.	28	545
ICF International, Inc.	12	708
Insperity, Inc.	3	164
Kelly Services, Inc., Class A	24	416
Korn Ferry	62	1,810
TriNet Group, Inc. *	19	1,115
TrueBlue, Inc. *	33	519

		7,956

Real Estate Management & Development — 0.5%
Jones Lang LaSalle, Inc.	2	184
Realogy Holdings Corp. *	152	1,437
RMR Group, Inc. (The), Class A	4	113

		1,734

Road & Rail — 0.9%
ArcBest Corp.	95	2,955

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Energy Industries, Inc. *	16	981
Alpha & Omega Semiconductor Ltd. *	57	731
Amkor Technology, Inc. *	60	670
GSI Technology, Inc. *	55	311
Ichor Holdings Ltd. *	23	502
NVE Corp.	6	290
PDF Solutions, Inc. *	17	326
Photronics, Inc. *	141	1,401
Rambus, Inc. *	14	187
SMART Global Holdings, Inc. * (b)	37	1,013
Ultra Clean Holdings, Inc. *	34	722

		7,134

Software — 4.8%
ACI Worldwide, Inc. *	6	146
American Software, Inc., Class A	34	472
Asana, Inc., Class A *	23	651
Avaya Holdings Corp. * (b)	83	1,266
Cornerstone OnDemand, Inc. *	77	2,808
Digital Turbine, Inc. *	19	616
Domo, Inc., Class B *	24	901
eGain Corp. *	139	1,965
Envestnet, Inc. *	6	455
j2 Global, Inc. *	20	1,350
JFrog Ltd. (Israel) *	7	601
MicroStrategy, Inc., Class A *	9	1,408
Model N, Inc. * (b)	6	222
Rimini Street, Inc. *	76	243
Rosetta Stone, Inc. *	15	441
SVMK, Inc. *	20	434
Verint Systems, Inc. *	26	1,238
Zuora, Inc., Class A * (b)	53	551

		15,768

Specialty Retail — 2.6%
Aaron’s, Inc.	20	1,156
Bed Bath & Beyond, Inc. (b)	22	336

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Genesco, Inc. *	21	459
Guess?, Inc.	59	681
Hibbett Sports, Inc. * (b)	34	1,322
MarineMax, Inc. *	20	511
ODP Corp. (The)	34	669
Rent-A-Center, Inc.	67	2,007
Signet Jewelers Ltd. (b)	11	211
Zumiez, Inc. *	48	1,324

		8,676

Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc. * (b)	105	805

Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp. *	18	3,917
Wolverine World Wide, Inc.	28	718

		4,635

Thrifts & Mortgage Finance — 3.8%
ESSA Bancorp, Inc.	3	36
Essent Group Ltd.	54	1,987
Flagstar Bancorp, Inc.	55	1,618
FS Bancorp, Inc.	2	79
HomeStreet, Inc.	12	296
Luther Burbank Corp.	15	124
MGIC Investment Corp.	79	700
MMA Capital Holdings, Inc. *	2	43
Mr Cooper Group, Inc. *	118	2,626
NMI Holdings, Inc., Class A *	19	338
OP Bancorp	17	94
PennyMac Financial Services, Inc.	17	961
Provident Bancorp, Inc.	31	244
Provident Financial Services, Inc.	95	1,161
Radian Group, Inc.	75	1,096
Standard AVB Financial Corp.	2	72
Walker & Dunlop, Inc.	22	1,189

		12,664

Trading Companies & Distributors — 1.9%
Beacon Roofing Supply, Inc. *	21	659
BMC Stock Holdings, Inc. *	40	1,726
GMS, Inc. *	50	1,200
NOW, Inc. *	20	90
Veritiv Corp. *	15	193
WESCO International, Inc. *	58	2,544

		6,412

Water Utilities — 0.0% (a)
Consolidated Water Co. Ltd. (Cayman Islands)	3	29

Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	58	554

TOTAL COMMON STOCKS (Cost $291,672)		321,941

SHORT-TERM INVESTMENTS — 9.7%
INVESTMENT COMPANIES — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (d) (e) (Cost $8,621)	8,617	8,623

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (d) (e)	19,998	20,001
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (d) (e)	3,384	3,384

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $23,389)		23,385

TOTAL SHORT-TERM INVESTMENTS (Cost $32,010)		32,008

Total Investments — 107.2% (Cost $323,682)		353,949
Liabilities in Excess of Other Assets — (7.2)%		(23,863)

Net Assets — 100.0%		330,086

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $22,476,000.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	114	12/2020	USD	8,580	235

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$353,949	$—	$—	$353,949

Appreciation in Other Financial Instruments
Futures Contracts (a)	$235	$—	$—	$235

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$9,177	$34,372	$34,925	$(1)	$— (c)	$8,623	8,617	$4	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a) (b)	21,006	24,000	25,001	4	(8)	20,001	19,998	19	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	3,876	38,500	38,992	—	—	3,384	3,384	1	—

Total	$34,059	$96,872	$98,918	$3	$(8)	$32,008		$24	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than one thousand.